OTHER COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Assets pledged as collateral
Assets pledged

(in thousands of $)	2017	2016
Book value of vessels secured against long-term loans (1)	2,032,747	2,106,062

(1) This excludes the Hilli which, as of December 31, 2017 and 2016, was classified as an "asset under development" (see note 16). The Hilli is secured against the FLNG Hilli facility (see note 23).